Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash	17. Cash, cash equivalents and restricted cash

	At December 31,
	2023	2022
	$’m	$’m
Cash at bank and in hand	324	469
Short term bank deposits	110	81
Restricted cash	9	5
	443	555